Employee compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee compensation
Wages and salaries	$ 40,096	$ 41,012	$ 24,910
Share-based payments	1,753	2,016	1,900
Post-employment benefits	1,031	874	731
Employee compensation	$ 42,880	$ 43,902	$ 27,541